CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parentheticals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net revenues:
Net revenues from related party	$ 3	¥ 20	¥ 306	¥ 781
Origination and servicing expenses	4,448	29,022	73,008	162,853
Sales and marketing expenses	0	0	0	9,631
General and administrative expenses	0	0	0	276
Loan facilitation services
Net revenues:
Net revenues from related party		0	0	781
Loan service fee
Net revenues:
Net revenues from related party	$ 3	20	306	0
Other revenues
Net revenues:
Net revenues from related party		¥ 0	¥ 0	¥ 13,362